EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss)	$ 17,775,766	$ (43,325,320)
Basic weighted average number of common shares outstanding (in shares)	193,113,983	162,245,092
Basic earnings (loss) per share (in USD per share)	$ 0.09	$ (0.27)
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	7,477,680	0
Diluted weighted average number of common shares outstanding (in shares)	200,591,663	162,245,092
Diluted earnings (loss) per share (in USD per share)	$ 0.09	$ (0.27)